FAIR VALUE MEASUREMENTS (Q2) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Promissory Note April 2015 [Member]
Liabilities [Abstract]
Promissory note payable	$ 550,000	$ 0